Geographic and Significant Customer Information (Details) - Schedule of Reporting Revenue Information by Geographic Region - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue		$ 1,754	$ 1,647
United States [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue		524	488
Japan [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue		335	371
India [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue		238	89
China [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue			232
Israel [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue		8	28
Other Country [Member]
Schedule of Reporting Revenue Information by Geographic Region [Line Items]
Revenue	[1]	$ 649	$ 439

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.